Derivative Instruments - Schedule of Hedges to Payroll Expenses (Details) - Designated as Hedging Instrument - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivative, notional amount	$ 28,075	$ 32,158
Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative, notional amount	24,580	32,158
Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, notional amount	3,495	0
Fair Value, Inputs, Level 2
Derivative [Line Items]
Derivative, Fair Value, Net	442	995
Fair Value, Inputs, Level 2 | Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	346	995
Fair Value, Inputs, Level 2 | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	$ 96	$ 0